UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-00005
LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	1/31/2005

Item 1:          Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC.  January 31, 2005

Investments	Shares	Value (000)
COMMON STOCKS 96.30%

Aerospace & Defense 0.67%
Honeywell Int’l., Inc.	3,522,751	$126,749

Air Freight & Couriers 0.97%
United Parcel Service, Inc. Class B	2,465,880	184,152

Beverages 2.03%
Diageo plc ADR	1,257,500	69,049
PepsiCo, Inc.	5,878,915	315,698
Total		384,747

Biotechnology 0.46%
MedImmune, Inc.*	3,676,899	86,977

Chemicals 4.71%
Dow Chemical Co.	690,400	34,313
E.I. du Pont de Nemours & Co.	8,411,900	400,070
Monsanto Co.	2,322,405	125,712
Potash Corp. of Saskatchewan, Inc.(a)	1,700,310	137,385
Praxair, Inc.	4,522,875	195,162
Total		892,642

Commercial Banks 6.72%
Bank of America Corp.	4,389,976	203,563
Bank of New York Co., Inc. (The)	8,508,862	252,798
Marshall & Ilsley Corp.	1,626,880	69,647
Mellon Financial Corp.	8,969,509	263,255
U.S. Bancorp	4,049,490	121,687
Wachovia Corp.	3,140,215	172,241
Wells Fargo & Co.	3,087,205	189,246
Total		1,272,437

Commercial Services & Supplies 0.80%
Waste Management, Inc.	5,250,975	152,278

Communications Equipment 1.60%
Motorola, Inc.	19,229,588	302,674

Computers & Peripherals 2.35%
Apple Computer, Inc.*	2,028,393	155,983
EMC Corp.*	19,142,246	250,764
International Business Machines Corp.	403,700	$37,714
Total		444,461

Diversified Financials 7.72%
Citigroup, Inc.	6,538,000	320,689
Goldman Sachs Group, Inc. (The)	1,271,129	137,091
iShares MSCI Japan Index Fund	13,362,710	141,511
JPMorgan Chase & Co.	12,678,034	473,271
MBNA Corp.	3,389,047	90,081
Merrill Lynch & Co., Inc.	4,512,195	271,048
Mitsubishi Tokyo Financial Group, Inc. ADR	3,123,475	29,735
Total		1,463,426

Diversified Telecommunication Services 3.07%
SBC Communications, Inc.	8,099,920	192,454
Sprint FON Group	2,435,400	58,036
Verizon Communications, Inc.	9,277,700	330,193
Total		580,683

Electric Utilities 0.80%
PG&E Corp.*	717,325	25,106
Progress Energy, Inc.	2,844,040	125,849
Total		150,955

Electrical Equipment 0.81%
Emerson Electric Co.	2,289,900	153,973

Electronic Equipment & Instruments 0.88%
Solectron Corp.*	33,680,721	167,393

Energy Equipment & Services 3.12%
Baker Hughes, Inc.	5,788,580	250,646
GlobalSantaFe Corp.(a)	1,871,462	66,175
Schlumberger Ltd.(a)	4,029,915	274,195
Total		591,016

Food & Staples Retailing 1.92%
CVS Corp.	3,352,865	155,405
Kroger Co.*	12,187,649	208,409
Total		363,814

Food Products 3.73%
Archer-Daniels-Midland Co.	2,681,853	64,901

See Notes to Schedule of Investments.

1

Investments	Shares	Value (000)
H.J. Heinz Co.	3,284,835	$124,199
Kellogg Co.	3,348,036	149,456
Kraft Foods, Inc. Class A	10,810,172	367,330
Total		705,886

Healthcare Equipment & Supplies 1.55%
Baxter Int’l., Inc.	7,676,314	259,152
Guidant Corp.	473,919	34,355
Total		293,507

Healthcare Providers & Services 2.14%
Cardinal Health, Inc.	3,938,645	221,825
CIGNA Corp.	2,279,240	182,909
Total		404,734

Household Durables 0.57%
Newell Rubbermaid, Inc.	4,972,525	107,009

Household Products 1.78%
Clorox Co.	2,393,952	142,249
Kimberly Clark Corp.	2,976,720	195,005
Total		337,254

Industrial Conglomerates 4.18%
General Electric Co.	13,984,094	505,246
Tyco Int’l. Ltd.(a)	7,954,960	287,492
Total		792,738

Insurance 1.72%
American Int’l. Group, Inc.	4,146,100	274,845
Hartford Financial Group, Inc.	749,440	50,430
Total		325,275

Machinery 6.92%
Caterpillar, Inc.	1,856,200	165,387
Deere & Co.	7,698,772	534,526
Eaton Corp.	3,943,800	268,139
Illinois Tool Works, Inc.	1,636,410	142,335
Pall Corp.	235,845	6,351
Parker Hannifin Corp.	2,990,801	194,881
Total		1,311,619

Media 6.58%
Clear Channel Communications, Inc.	5,944,233	192,771
Comcast Corp. Class A*	10,774,963	$340,597
Tribune Co.	4,682,400	187,202
Viacom, Inc. Class B	3,511,604	131,123
Walt Disney Co. (The)	13,825,315	395,819
Total		1,247,512

Metals & Mining 2.68%
Alcoa, Inc.	7,921,635	233,767
Newmont Mining Corp.	6,580,184	273,670
Total		507,437

Multi-Line Retail 1.13%
Federated Department Stores, Inc.	273,318	15,525
Target Corp.	2,419,704	122,848
Wal-Mart Stores, Inc.	1,427,100	74,780
Total		213,153

Office Electronics 1.58%
Xerox Corp.*	18,861,045	299,513

Oil & Gas 5.82%
Exxon Mobil Corp.	21,384,130	1,103,421

Paper & Forest Products 2.24%
International Paper Co.	10,862,815	425,279

Personal Products 0.89%
Gillette Co.	3,336,975	169,251

Pharmaceuticals 7.85%
Bristol-Myers Squibb Co.	4,747,159	111,273
GlaxoSmithKline plc ADR	2,991,969	133,352
Merck & Co., Inc.	4,122,675	115,641
Novartis AG ADR	6,684,855	320,071
Pfizer, Inc.	10,343,153	249,891
Schering-Plough Corp.	11,920,858	221,251
Wyeth	8,483,651	336,207
Total		1,487,686

Road & Rail 2.42%
Canadian National Railway Co.(a)	2,926,935	174,006
CSX Corp.	2,381,319	95,181
Union Pacific Corp.	3,190,803	190,172
Total		459,359

See Notes to Schedule of Investments.

2

Investments	Shares	Value (000)
Semiconductor Equipment & Products 0.66%
Advanced Micro Devices, Inc.*	2,648,725	$41,850
Teradyne, Inc.*	1,014,543	14,234
Texas Instruments, Inc.	2,970,615	68,948
Total		125,032

Software 1.37%
Microsoft Corp.	9,804,600	257,665
VERITAS Software Corp.*	55,036	1,415
Total		259,080

Specialty Retail 0.82%
Gap, Inc. (The)	7,065,652	155,515

Textiles & Apparel 1.04%
NIKE, Inc. Class B	2,274,585	197,047

Total Common Stocks (Cost $15,480,260,932)		18,245,684

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.23%

Repurchase Agreement 5.23%
Repurchase Agreement dated 1/31/2005, 1.80% due 2/1/2005 with State Street Bank & Trust Co. collateralized by $330,000,000 of Federal Home Loan Bank at 2.375% to 4.00% due from 1/13/2006 to 4/2/2018 and $247,232,000 of Federal Home Loan Mortgage Corp. at zero coupon to 6.875% due from 5/24/2005 to 9/15/2010 and $445,720,000 of Federal National Mortgage Assoc. at zero coupon to 3.00% due from 3/9/2005 to 7/16/2013; value: $1,019,316,326; proceeds: $994,673,739 (Cost $991,675,692)	$991,676	$991,676

Total Investments in Securities 101.53% (Cost $16,471,936,624)		19,237,360
Liabilities in Excess of Cash and Other Assets (1.53%)		(289,634)
Net Assets 100.00%		$18,947,726

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 Act as a diversified, open-end management investment company organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.  Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)      Securities Lending—The Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.  As of January 31, 2005 the Fund had no securities on loan.

(d)     Repurchase Agreements— The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).  If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              FEDERAL TAX INFORMATION

As of January 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$16,471,936,624
Gross unrealized gain	3,376,022,429
Gross unrealized loss	(610,599,076)
Net unrealized security gain	$2,765,423,353

4.              INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:          Controls and Procedures.

(a)               Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:          Exhibits.

(i)                  Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 22, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 22, 2005